Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	For the years ended June 30,
	2024	2025
	SGD	SGD	USD
Accounts receivable	3,064,660	2,763,689	2,172,882
Less: allowance for credit losses	(445,516)	(468,971)	(368,717)
Accounts receivable, net	2,619,144	2,294,718	1,804,165

Schedule of Changes in Allowance for Credit Losses

The following table summarizes the changes in allowance for credit losses:

	For the years ended June 30,
	2024	2025
	SGD	SGD	USD
Beginning balance	24,723	445,516	350,276
Addition	420,793	23,455	18,441
Ending balance	445,516	468,971	368,717